Other Intangible Assets - Future Amortization Expenses (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2016	€ 102.0
2017	102.0
2018	101.0
2019	100.0
2020	97.0
Thereafter	664.0
Amortization expenses	€ 1,166.0	€ 1,323.0